Financial Instruments - Summary of Changes in Level 3 Assets and Liabilities (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Balance at the beginning of the year		₨ 1,286,520
Balance at the end of the year		1,419,262	$ 15,127	₨ 1,286,520
Level 3 [member] | Equity instruments [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Balance at the beginning of the year		17,391		20,126
Additions		2,038		1,925
Disposals	[1],[2]	(1,199)		(1,828)
Gain/(loss) recognized in consolidated statement of income		768		321
Gain/(loss) recognized in other comprehensive income		(1,431)		(3,609)
Translation adjustment		1,876		456
Balance at the end of the year		₨ 19,443		₨ 17,391

[1]	During the year ended March 31, 2025, as a result of an acquisition by other investors, the Company sold its shares of equity instruments in six companies at a fair value of ₹ 1,281 and recognized a cumulative loss of ₹ 175 in other comprehensive income and cumulative gain of ₹ 152 in consolidated statement of income.
[2]	During the year ended March 31, 2026, as a result of an acquisition by other investors, the Company sold its shares of equity instruments in three companies at a fair value of ₹ 585 and recognized a cumulative gain of ₹ 389 in other comprehensive income and cumulative loss of ₹ 138 in consolidated statement of income.